9. Debt (Sept 2020 Note) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Total debt	$ 4,961,091	$ 0
Less: current debt due within one yar	(2,196,280)	0
Total long-term debt	2,764,811	0
Revolving Facility [Member]
Total debt	3,276,493	0
Term Loan [Member]
Total debt	$ 1,684,598	$ 0